UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC  20549


                          FORM 13F

                     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
June 30, 2002

Check here if Amendment  [      ]     Amendment Number:
This Amendment:          [      ]     is a restatement
                    	 [      ]     adds new holdings
				        entries.

Institutional Investment Manager Filing this report:

Name:          Nevis Capital Management LLC
Address:       1119 Saint Paul St.
               Baltimore, MD  21202


13F File Number:         28-6469


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David R. Wilmerding, III
Title:         Managing Member
Phone:         (410) 385-2645

Signature, Place and Date of Signing:

/s/David R. Wilmerding, III      Baltimore, Maryland
August 12, 2002


Report Type:

[ X  ]    13F HOLDINGS REPORT

[    ]    13F NOTICE

[    ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $176,546

                 FORM 13F INFORMATION TABLE


                                                   Nevis Capital Management LLC
                                                              FORM 13F
                                                            June 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American Tower                 COM              029912201    11524  3340373 SH       Sole                  3340373
Armor Holdings                 COM              042260109    24609   965050 SH       Sole                   965050
CSG Systems Intl, Inc.         COM              126349109    14024   732700 SH       Sole                   732700
Clear Channel                  COM              184502102    22995   718148 SH       Sole                   718148
Connetics                      COM              208192104     3954   306050 SH       Sole                   306050
Crown Cork & Seal              COM              228255105     4882   712709 SH       Sole                   712709
Ebenx Inc.                     COM              278668108     1481   556800 SH       Sole                   556800
Gene Logic, Inc.               COM              368689105     1750   125000 SH       Sole                   125000
Healthsouth Corporation        COM              421924101    12425   971467 SH       Sole                   971467
Parametric Technology Corp.    COM              699173100     8246  2404184 SH       Sole                  2404184
Primus                         COM              74163Q100      563   704000 SH       Sole                   704000
Providian Financial Corp.      COM              74406A102    10976  1866669 SH       Sole                  1866669
Rational Software              COM              75409p202    17630  2147345 SH       Sole                  2147345
SBA Communications             COM              78388J106     1298   920603 SH       Sole                   920603
TMP Worldwide                  COM              872941109     6849   318547 SH       Sole                   318547
Vicor Corp.                    COM              925815102    11215  1604373 SH       Sole                  1604373
Vitesse                        COM              928497106     3770  1212068 SH       Sole                  1212068
Web MD                         COM              94769M105     9944  1766184 SH       Sole                  1766184
Wind River                     COM              973149107     8412  1679117 SH       Sole                  1679117
REPORT SUMMARY                 19 DATA RECORDS              176546            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing
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